Note 6 - Accrued Liabilities	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities:

Accrued expenses as of
June 30, 2018
and
December 31, 2017
consisted of the following (in thousands):

	June 30, 2018	December 31, 2017

Accrued personnel related costs	$517	$734
Accrued research and development expenses	486	176
Other accrued expenses	252	266
	$1,255	$1,176